FINANCE RECEIVABLES, NET (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
FINANCE RECEIVABLES, NET
Gross receivables	$ 216,648	$ 341,910
Unearned income	(13,083)	(23,430)
Subtotal	203,565	318,480
Provision for credit loss	(6,040)	(34,191)
Finance receivables, net	197,525	284,289
Less: finance receivables, net - current	(100,564)	(141,275)
Finance receivables, net - non-current	$ 96,961	$ 143,014